Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	$ 20,603	¥ 134,056	¥ (44,453)	¥ (222,003)
Accretion to redeemable non-controlling interest redemption value	(124)	(798)	(164)
Accretion to preferred share redemption value	(31,148)	(202,679)	(595,742)	(213,690)
Net loss attributable to ordinary shareholders of Secoo Holding Limited	$ (10,669)	¥ (69,421)	¥ (640,359)	¥ (435,693)
Denominator:
Weighted average number of ordinary shares	12,500,821	12,500,821	7,189,933	5,364,536
Denominator for basic and diluted net loss per share calculation	12,500,821	12,500,821	7,189,933	5,364,536
Net loss per ordinary share
Basic and diluted | (per share)	$ (0.85)	¥ (5.55)	¥ (89.06)	¥ (81.22)